Term Loan Rollforward (Details) - Orbitz $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Debt Instrument [Roll Forward]
Beginning balance	$ 447,750
Ending balance	429,599
Term Loans [Member]
Debt Instrument [Roll Forward]
Beginning balance	447,750
Repayments of Long-term Debt	(18,151)
Ending balance	$ 429,599